Employee Benefits	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Employee Benefits

21.	Employee Benefits

(a)	Defined contribution plans
The expenses related to post-employment benefit plans under defined contribution plans for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in millions of Won)	2022		2023	2024
Expense related to post-employment benefit plans under defined contribution plans	￦	62,467	70,394	81,811

(b)	Defined benefit plans

1)	The amounts recognized in relation to net defined benefit assets in the consolidated statements of financial position as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Present value of funded obligations	￦	2,445,797	2,589,246
Fair value of plan assets(*1)		(2,902,714)	(2,962,342)
Present value of non-funded obligations		30,912	7,092

Net defined benefit assets	￦	(426,005)	(366,004)

(*1)
As of December 31, 2023 and 2024, the
Company
recognized net defined benefit assets amounting to
￦
464,758 million and
￦
409,147 million, respectively, which represent the excess of each consolidated entity’s plan asset over the present value of defined benefit obligations.

2)	Changes in present value of defined benefit obligations for the years ended December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Defined benefit obligations at the beginning of year	￦	2,220,687	2,476,709
Current service costs		235,340	266,460
Interest costs		97,660	93,131
Remeasurements :		178,649	147,838
- Loss (gain) from change in financial assumptions		165,919	92,706
- Loss (gain) from change in demographic assumptions		(16,094)	2,700
- Loss (gain) from change in others		28,824	52,432
Benefits paid		(263,547)	(336,899)
Others		7,920	(50,901)

Defined benefit obligations at the end of year	￦	2,476,709	2,596,338

3)	Changes in fair value of plan assets for the years ended December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Fair value of plan assets at the beginning of year	￦	2,703,639	2,902,714
Interest on plan assets		126,386	112,768
Remeasurement of plan assets		22,400	20,345
Contributions to plan assets		279,225	251,891
Benefits paid		(233,689)	(279,304)
Others		4,753	(46,072)

Fair value of plan assets at the end of year	￦	2,902,714	2,962,342

The
Company
expects to make a contribution

of
~~W~~
138,915
million to the plan assets in 2025.

4)	The fair value of plan assets as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Equity instruments	￦	6,867	14,507
Debt instruments		529,313	404,311
Deposits		2,155,063	2,268,197
Others		211,471	275,327

	￦	2,902,714	2,962,342

5)	The amounts recognized in consolidated statement s of comprehensive income for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in millions of Won)	2022		2023	2024
Current service costs	￦	235,007	235,340	266,460
Net interest costs(*1)		(6,397)	(28,726)	(19,637)

	￦	228,610	206,614	246,823

(*1)	The actual return on plan assets amounted to ￦ 20,410 million, ￦ 148,786 million and ￦ 133,113 million for the years ended December 31, 2022, 2023 and 2024, respectively.
The above expenses by function are as follows:

(in millions of Won)	2022		2023	2024
Cost of sales	￦	156,576	135,687	155,146
Selling and administrative expenses and others		72,034	70,927	91,677

	￦	228,610	206,614	246,823

6)	Accumulated actuarial gains (losses), net of tax recognized in other comprehensive income for the years ended December 31, 2022, 2023 and 2024 are as follows:

(in millions of Won)	2022		2023	2024
Beginning	￦	(502,066)	(396,297)	(514,845)
Remeasurements of defined benefit plans		105,769	(118,548)	(95,345)

Ending	￦	(396,297)	(514,845)	(610,190)

7)	The principal actuarial assumptions as of December 31, 2023 and 2024 are as follows:

(%)	2023	2024
Discount rate	0.92 ~ 7.60	2.50 ~ 21.55
Expected future increase in salaries(*1)	2.30 ~ 28.11	1.50 ~ 29.32

(*1)	The expected future increases in salaries are based on the average salary increase rate over the past five years.
All assumptions are reviewed at the end of the reporting period. Additionally, the total estimated defined benefit obligation includes actuarial assumptions associated with the long-term characteristics of the defined benefit plan.

8)
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding the other assumptions constant, would have affected the defined benefit obligation as of December 31, 2024 by the amounts shown below:

(in millions of Won)	1% Increase			1% Decrease
	Amount		Percentage(%)	Amount	Percentage(%)
Discount rate	￦	(158,250)	(6.1)	188,034	7.1
Expected future increase in salaries		185,594	7.1	(158,114)	(6.1)

9)	As of December 31, 2024, the maturity of the expected benefit payments are as follows:

(in millions of Won)	Within 1 year		1 year - 5 years	5 years - 10 years	10 years - 20 years	After 20 years	Total
Benefits to be paid	￦	290,647	922,418	636,405	913,302	385,817	3,148,589
The maturity analysis of the defined benefit obligation was nominal amounts of defined benefit obligations using expected remaining period of service of employees.